BNY Mellon Bond Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1%
Aerospace & Defense — .7%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	4,750,000	4,568,816
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	3,825,000	4,255,198
				8,824,014
Airlines — .2%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,913,257	2,872,391
Automobiles & Components — .6%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	7,400,000	6,747,718
Banks — 9.1%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(a),(b)	6.13	4/27/2027	8,650,000	8,740,920
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	7,250,000	8,346,441
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	9,300,000	9,939,656
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	7,325,000	7,685,027
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	8,675,000	8,922,390
HSBC Holdings PLC, Sr. Unscd. Notes(b)	6.25	3/9/2034	8,000,000	8,769,993
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(a),(b)	6.50	4/1/2030	5,475,000	5,660,252
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	7,770,000	8,204,748
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000	5,634,080
Nordea Bank Abp, Jr. Sub. Notes(a),(c)	6.63	3/26/2026	4,280,000	4,319,920
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	6,800,000	7,630,544
Societe Generale SA, Sr. Notes(c)	6.69	1/10/2034	8,000,000	8,760,770
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	8,000,000	9,014,679
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	8,500,000	8,835,071
				110,464,491
Beverage Products — .5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000	5,890,058
Diversified Financials — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	6,500,000	6,820,752
Aircastle Ltd., Gtd. Notes(c)	2.85	1/26/2028	4,000,000	3,884,434
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.70	7/29/2031	5,000,000	5,254,472
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,500,000	5,250,938
BlackRock TCP Capital Corp., Sr. Unscd. Notes(b)	2.85	2/9/2026	3,800,000	3,773,811
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000	6,515,635
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000	2,436,398
Blue Owl Finance LLC, Gtd. Notes(b)	4.13	10/7/2051	7,650,000	5,327,347
CDP Financial, Inc., Gtd. Notes(c)	4.88	6/5/2029	3,500,000	3,635,969
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	2.00	4/16/2031	4,130,000	3,755,780
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	4.63	4/10/2029	3,500,000	3,604,497
				50,260,033
Electronic Components — .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000	5,309,599
Energy — 1.9%
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	4,800,000	4,489,033
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	4,000,000	4,135,256
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	2,000,000	2,107,616
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	5,500,000	5,680,507

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.9% (continued)
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	1,750,000	1,794,916
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	5,000,000	5,000,951
				23,208,279
Food Products — .5%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000	5,733,078
Foreign Governmental — .8%
British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	2,075,000	2,084,427
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(c)	1.38	2/10/2031	4,130,000	3,645,254
Province of Manitoba, Sr. Unscd. Notes	4.30	7/27/2033	3,720,000	3,744,035
				9,473,716
Health Care — 3.0%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,821,492
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	5,075,000	5,188,668
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000	1,651,889
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	6,894,470
HCA, Inc., Gtd. Notes	5.75	3/1/2035	5,100,000	5,387,266
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	6,520,000	6,678,093
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	4,775,000	4,921,939
				36,543,817
Industrial — .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(c)	3.80	12/31/2057	5,000,000	3,563,282
Information Technology — 1.0%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	7,135,000	6,310,811
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	6,125,000	6,285,511
				12,596,322
Insurance — .5%
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	7,250,000	6,137,570
Internet Software & Services — 1.0%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	5,250,000	4,999,135
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	6,490,349
				11,489,484
Media — .4%
Comcast Corp., Gtd. Notes(c)	5.17	1/15/2037	5,027,000	5,022,472
Metals & Mining — .4%
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	5,470,000	5,097,952
Municipal Securities — .2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036	3,000,000	2,568,526
Retailing — .4%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000	4,864,088
Semiconductors & Semiconductor Equipment — 1.6%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	4,000,000	3,677,836
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	6,000,000	5,184,190
Foundry JV Holdco LLC, Sr. Scd. Notes(c)	5.88	1/25/2034	5,275,000	5,473,709
Intel Corp., Sr. Unscd. Notes(b)	5.60	2/21/2054	5,650,000	5,391,011
				19,726,746
Technology Hardware & Equipment — .4%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	6,280,000	4,857,960
Telecommunication Services — 2.3%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	10,250,000	8,674,869

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Telecommunication Services — 2.3% (continued)
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	4,800,000	4,968,141
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	10,685,000	8,066,972
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	10,303,000	6,300,923
				28,010,905
Transportation — .3%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	3,750,000	3,746,022
U.S. Government Agencies Collateralized Municipal-Backed Securities — .3%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	4,547,113	3,894,000
U.S. Government Agencies Mortgage-Backed — 25.0%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051-2/1/2052(d)			12,431,483	10,184,863
2.50%, 10/1/2051-12/1/2051(d)			14,896,345	12,832,735
3.00%, 6/1/2052(d)			5,505,063	4,903,705
3.50%, 7/1/2047(d)			7,734,062	7,310,668
4.00%, 6/1/2053(d)			8,701,831	8,377,654
5.00%, 11/1/2052-12/1/2054(d)			26,668,678	26,866,721
5.50%, 6/1/2054-11/1/2055(d)			47,946,051	48,866,316
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(d)			33,932,562	27,929,643
2.50%, 6/1/2051-4/1/2052(d)			23,983,057	20,513,011
3.00%, 6/1/2052-7/1/2052(d)			24,893,666	22,174,241
3.50%, 3/1/2048-9/1/2052(d)			14,122,965	13,205,988
4.00%, 4/1/2052-9/1/2052(d)			10,549,066	10,107,434
4.50%, 10/1/2052(d)			5,574,661	5,525,056
5.00%, 1/1/2055(d)			6,257,296	6,299,845
5.50%, 7/1/2055(d)			6,408,097	6,544,916
6.00%, 11/1/2054(d)			5,936,639	6,100,919
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			17,707,540	14,560,810
2.50%, 5/20/2051			9,510,873	8,104,926
3.00%, 6/20/2050			2,178,179	1,944,378
3.50%, 1/20/2052-9/20/2053			9,865,514	9,184,046
4.00%, 2/20/2051-6/20/2051			7,551,243	7,079,263
4.50%, 7/20/2052			6,877,846	6,782,840
6.50%, 7/20/2055			7,630,580	7,879,896
7.00%, 6/20/2055			6,349,164	6,550,916
7.50%, 7/20/2054			2,807,585	2,909,882
				302,740,672
U.S. Treasury Securities — 42.7%
U.S. Treasury Bonds	3.63	2/15/2053	7,000,000	5,841,582
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000	14,912,293
U.S. Treasury Bonds	3.88	2/15/2043	18,435,000	16,924,914
U.S. Treasury Bonds(b)	4.00	11/15/2052	9,000,000	8,037,070
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000	8,437,915
U.S. Treasury Bonds	4.75	2/15/2045	19,500,000	19,813,066
U.S. Treasury Bonds	4.75	11/15/2053	7,750,000	7,831,133
U.S. Treasury Bonds	4.75	8/15/2055	7,750,000	7,849,297
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	10,534,080	10,372,440
U.S. Treasury Notes	2.88	4/30/2029	1,000,000	979,277

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 42.7% (continued)
U.S. Treasury Notes	3.25	6/30/2027	11,250,000	11,201,880
U.S. Treasury Notes	3.25	6/30/2029	17,435,000	17,268,142
U.S. Treasury Notes(b)	3.38	9/15/2027	20,250,000	20,199,771
U.S. Treasury Notes(b)	3.50	9/30/2029	15,150,000	15,124,849
U.S. Treasury Notes(b)	3.63	8/31/2029	21,750,000	21,809,898
U.S. Treasury Notes	3.63	3/31/2030	10,000,000	10,020,508
U.S. Treasury Notes(b)	3.63	8/31/2030	6,110,000	6,117,160
U.S. Treasury Notes	3.63	9/30/2030	1,250,000	1,251,367
U.S. Treasury Notes	3.75	5/15/2028	24,750,000	24,903,721
U.S. Treasury Notes	3.75	5/31/2030	11,250,000	11,327,783
U.S. Treasury Notes	3.75	10/31/2032	8,000,000	7,982,500
U.S. Treasury Notes	3.88	4/30/2030	7,500,000	7,591,260
U.S. Treasury Notes	3.88	6/30/2030	10,000,000	10,121,680
U.S. Treasury Notes	3.88	8/31/2032	25,000,000	25,151,367
U.S. Treasury Notes	3.88	9/30/2032	4,000,000	4,022,500
U.S. Treasury Notes	3.88	8/15/2034	13,000,000	12,949,473
U.S. Treasury Notes(b)	4.00	2/28/2030	9,250,000	9,405,732
U.S. Treasury Notes	4.00	7/31/2030	16,500,000	16,786,816
U.S. Treasury Notes(b)	4.00	11/15/2035	14,000,000	13,979,219
U.S. Treasury Notes	4.13	8/31/2030	13,500,000	13,807,178
U.S. Treasury Notes	4.13	5/31/2032	3,500,000	3,575,537
U.S. Treasury Notes	4.25	2/15/2028	16,760,000	17,027,440
U.S. Treasury Notes	4.25	2/28/2029	16,105,000	16,465,790
U.S. Treasury Notes	4.25	6/30/2029	18,660,000	19,108,642
U.S. Treasury Notes	4.25	1/31/2030	6,000,000	6,157,852
U.S. Treasury Notes	4.25	5/15/2035	12,250,000	12,505,527
U.S. Treasury Notes(b)	4.25	8/15/2035	7,250,000	7,392,168
U.S. Treasury Notes	4.38	8/31/2028	12,920,000	13,216,504
U.S. Treasury Notes	4.38	11/30/2028	19,500,000	19,983,691
U.S. Treasury Notes	4.38	5/15/2034	9,380,000	9,699,689
U.S. Treasury Notes	4.50	5/31/2029	4,915,000	5,071,570
U.S. Treasury Notes	4.63	5/31/2031	10,455,000	10,956,513
U.S. Treasury Notes	4.88	10/31/2028	13,800,000	14,322,621
				517,505,335
Utilities — .4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	4,295,000	4,468,187
Total Bonds and Notes (cost $1,217,044,660)				1,201,616,717

	1-Day Yield (%)	Shares
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $4,729,260)	4.15	4,729,260	4,729,260

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $12,168,839)	4.15	12,168,839	12,168,839
Total Investments (cost $1,233,942,759)		100.5%	1,218,514,816
Liabilities, Less Cash and Receivables		(.5%)	(5,679,483)
Net Assets		100.0%	1,212,835,333

CPI—Consumer Price Index

(a)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(b)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $107,866,353 and the value of the collateral was
$110,816,335, consisting of cash collateral of $12,168,839 and U.S. Government & Agency securities valued at $98,647,496.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $50,850,277 or 4.2% of net assets.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Bond Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	365,434,468	—	365,434,468
Foreign Governmental	—	9,473,716	—	9,473,716
Municipal Securities	—	2,568,526	—	2,568,526
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	3,894,000	—	3,894,000
U.S. Government Agencies Mortgage-Backed	—	302,740,672	—	302,740,672
U.S. Treasury Securities	—	517,505,335	—	517,505,335
Investment Companies	16,898,099	—	—	16,898,099
	16,898,099	1,201,616,717	—	1,218,514,816

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized depreciation on investments was $15,427,943, consisting of $20,736,237 gross unrealized appreciation and $36,164,180 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.